GOODWILL	12 Months Ended
Dec. 31, 2023
GOODWILL
GOODWILL

16 – GOODWILL

Movement in Goodwill is detailed as follows:

		Foreign currency
Cash Generating Unit	01.01.2023	translation differences	12.31.2023
	ThCh$	ThCh$	ThCh$
Chilean operation	8,503,023	—	8,503,023
Brazilian operation	66,941,508	6,890,007	73,831,515
Argentine operation	46,254,831	(14,061,746)	32,193,085
Paraguayan operation	7,324,560	251,619	7,576,179
Total	129,023,922	(6,920,120)	122,103,802

		Foreign currency
Cash Generating Unit	01.01.2022	translation differences	12.31.2022
	ThCh$	ThCh$	ThCh$
Chilean operation	8,503,023	—	8,503,023
Brazilian operation	61,851,449	5,090,059	66,941,508
Argentine operation	39,976,392	6,278,439	46,254,831
Paraguayan operation	7,712,036	(387,476)	7,324,560
Total	118,042,900	10,981,022	129,023,922

		Foreign currency translation differences
		where functional currency is different from
Cash Generating Unit	01.01.2021	presentation currency	12.31.2021
	ThCh$	ThCh$	ThCh$
Chilean operation	8,503,023	—	8,503,023
Brazilian operation	56,001,413	5,850,036	61,851,449
Argentine operation	27,343,642	12,632,750	39,976,392
Paraguayan operation	6,477,515	1,234,521	7,712,036
Total	98,325,593	19,717,307	118,042,900